Warrants and founders' warrants (Tables)	12 Months Ended
Dec. 31, 2020
Warrant Disclosure [Line Items]
Reconciliation of warrants issued as equity that were outstanding during the year

Activity for BSA warrants issued to investors that were outstanding during the year ended December 31, 2019 are summarized in the table below:

		Number of outstanding warrants
							Number of
							shares
							which can
		As of					be
Type	Grant date	1/1/2019	Granted	Exercised	Lapsed	As of 12/31/2019	subscribed
Warrants 2015D	07/10/2015	189,748	—	—	(189,748)	—	—
Total		189,748	—	—	(189,748)	—	—

Activity for BSA warrants issued to investors that were outstanding during the year ended December 31, 2020 are summarized in the table below:

		Number of outstanding warrants
							Number of
							shares
							which can
		As of					be
Type	Grant date	1/1/2020	Granted	Exercised	Lapsed	As of 12/31/2020	subscribed
Warrants 2015-D	07/10/2015	—	—	—	—	—	—
Warrants 2020	04/07/2020	—	7,475,708	3,860,142	—	3,615,566	3,615,566
Total		—	7,475,708	3,860,142	—	3,615,566	3,615,566

BSA Warrants Issued As Equity Compensation
Warrant Disclosure [Line Items]
Characteristics and assumptions for warrants issued pursuant to equity compensation plans

		Characteristics			Assumptions
							IFRS2 Initial
							valuation
		Number of					(Black-Scholes)
		warrants	Maturity	Exercise			in thousands of
Type	Grant date	granted	date	price	Volatility	Risk-free rate	euros
Warrants 2015	08/04/2015	54,000	08/04/2019	€8.40	49.77%	(0.18)%	481
Warrants 2017	07/21/2017	72,000	07/21/2021	€3.30	59.95%	(0.62)%	153

Characteristics and assumptions for warrants issued pursuant to equity compensation plans

The following table summarizes the data related to the warrants issued pursuant to equity-compensation plans as well as the assumptions adopted for valuation in accordance with IFRS 2:

		Characteristics			Assumptions
							IFRS2 Initial
							valuation
		Number of					(Black-Scholes)
		warrants	Maturity	Exercise			in thousands of
Type	Grant date	granted	date	price	Volatility	Risk-free rate	euros
Warrants 2015	08/04/2015	54,000	08/04/2019	€8.40	49.77%	(0.18)%	481
Warrants 2017	07/21/2017	72,000	07/21/2021	€3.30	59.95%	(0.62)%	153

Activity for warrants issued pursuant to equity compensation plans

Activity for BSA warrants issued pursuant to equity-compensation plans that were outstanding during the year ended December 31, 2019 are summarized in the table below:

		Number of outstanding warrants
							Number of
							shares which
						As of	can be
Type	Grant date	As of 1/1/2019	Granted	Exercised	Lapsed	12/31/2019	subscribed
Warrants 2015	08/04/2015	48,000	—	—	(48,000)	—	—
Warrants 2017	07/21/2017	72,000	—	—	—	72,000	72,000
Total		120,000	—	—	(48,000)	72,000	72,000

Activity for BSA warrants issued pursuant to equity-compensation plans that were outstanding during the year ended December 31, 2020 are summarized in the table below:

		Number of outstanding warrants
							Number of
							shares which
						As of	can be
Type	Grant date	As of 1/1/2020	Granted	Exercised	Lapsed	12/31/2020	subscribed
Warrants 2017	07/21/2017	72,000	—	—	—	72,000	72,000
Total		72,000	—	—	—	72,000	72,000

Founders share warrants
Warrant Disclosure [Line Items]
Characteristics and assumptions for warrants issued pursuant to equity compensation plans

		Characteristics			Assumptions
							IFRS 2 Initial
							valuation (Black-
		Number of					Scholes) in
		warrants	Maturity	Exercise		Risk-free	thousands of
Type	Grant date	granted	date	price	Volatility	rate	euros
Founders’ warrants 2015-1	05/22/2015	195,000	05/22/2019	€2.06	49.09%	(0.13)%	794
Founders’ warrants 2015-2	09/23/2015	424,200	09/23/2019	€10.70	53.16%	(0.19)%	2,591
Founders’ warrants 2015-3	12/04/2015	20,000	12/04/2019	€10.70	53.79%	(0.22)%	78
Founders’ warrants 2015-4	03/15/2016	39,700	03/15/2020	€6.09	56.74%	(0.41)%	83
Founders’ warrants 2017-1	07/21/2017	227,000	07/21/2021	€3.30	54.07%	(0.53)%	347
Founders’ warrants 2017-2	07/21/2017	127,000	07/21/2021	€3.30	57.25%	(0.65)%	421
Founders’ warrants 2019-1	04/03/2020	1,333,333	04/03/2026	€0.27	48.36%	(0.62)%	674
Founders’ warrants 2019-2	04/03/2020	666,667	04/03/2026	€0.27	53.32%	(0.56)%	356
Founders’ warrants 2020-1	12/22/2020	999,393	12/22/2020	€0.47	57.80%	(0.77)%	508
Founders’ warrants 2020-2	12/22/2020	499,696	12/22/2020	€0.47	57.91%	(0.77)%	284

Characteristics and assumptions for warrants issued pursuant to equity compensation plans

		Characteristics			Assumptions
							IFRS 2 Initial
							valuation (Black-
		Number of					Scholes) in
		warrants	Maturity	Exercise		Risk-free	thousands of
Type	Grant date	granted	date	price	Volatility	rate	euros
Founders’ warrants 2015-1	05/22/2015	195,000	05/22/2019	€2.06	49.09%	(0.13)%	794
Founders’ warrants 2015-2	09/23/2015	424,200	09/23/2019	€10.70	53.16%	(0.19)%	2,591
Founders’ warrants 2015-3	12/04/2015	20,000	12/04/2019	€10.70	53.79%	(0.22)%	78
Founders’ warrants 2015-4	03/15/2016	39,700	03/15/2020	€6.09	56.74%	(0.41)%	83
Founders’ warrants 2017-1	07/21/2017	227,000	07/21/2021	€3.30	54.07%	(0.53)%	347
Founders’ warrants 2017-2	07/21/2017	127,000	07/21/2021	€3.30	57.25%	(0.65)%	421
Founders’ warrants 2019-1	04/03/2020	1,333,333	04/03/2026	€0.27	48.36%	(0.62)%	674
Founders’ warrants 2019-2	04/03/2020	666,667	04/03/2026	€0.27	53.32%	(0.56)%	356
Founders’ warrants 2020-1	12/22/2020	999,393	12/22/2020	€0.47	57.80%	(0.77)%	508
Founders’ warrants 2020-2	12/22/2020	499,696	12/22/2020	€0.47	57.91%	(0.77)%	284

Activity for warrants issued pursuant to equity compensation plans

Activity for BSPCE founder’s warrants that were outstanding during the year ended December 31, 2019 are summarized in the table below:

		Number of outstanding warrants
							Number of
							shares
							which can
		As of				As of	be
Type	Grant date	1/1/2019	Granted	Exercised	Lapsed	12/31/2019	subscribed
Founders’ warrants 2015-1	05/22/2015	152,000	—	—	(152,000)	—	—
Founders’ warrants 2015-2	09/23/2015	384,500	—	—	(384,500)	—	—
Founders’ warrants 2015-3	12/04/2015	20,000	—	—	(20,000)	—	—
Founders’ warrants 2015-4	03/15/2016	39,700	—	—	(39,700)	—	—
Founders’ warrants 2017-1	07/21/2017	227,000	—	—	(79,000)	148,000	148,000
Founders’ warrants 2017-2	07/21/2017	116,334	—	—	(42,334)	74,000	74,000
Total		939,534	—	—	(717,534)	222,000	222,000

Activity for BSPCE founder’s warrants that were outstanding during the year ended December 31, 2020 are summarized in the table below:

		Number of outstanding warrants
							Number of
							shares
							which can
		At					be
Type	Grant date	1/1/2020	Granted	Exercised	Lapsed	At 31/12/2020	subscribed
Founders' warrants 2017-1	07/21/2017	148,000	—	—	—	148,000	148,000
Founders' warrants 2017-2	07/21/2017	74,000	—	(2,152)	(9,000)	62,848	62,848
Founders’ warrants 2019-1	04/03/2020	—	1,333,333	(313,417)	(8,607)	1,011,309	1,011,309
Founders’ warrants 2019-2	04/03/2020	—	666,667	—	(4,304)	662,363	662,363
Founders’ warrants 2020-1	12/22/2020	—	999,393	—	—	999,393	999,393
Founders’ warrants 2020-2	12/22/2020	—	499,696	—	—	499,696	499,696
Total		222,000	3,499,089	(315,569)	(21,911)	3,383,609	3,383,609

Vesting period for warrants

Type	Vesting period
Founders' warrants 2017-1	1/3 as of 07/21/2017 1/3 as of 07/21/2018 1/3 as of 07/21/2019
Founders' warrants 2017-2	1/3 as of 07/21/2017 1/3 as of 07/21/2018 1/3 as of 07/21/2019
Founders' warrants 2019-1	1/3 as of 04/10/2020 1/3 as of 04/10/2022 1/3 as of 04/10/2024
Founders' warrants 2019-2	1/3 as of 04/10/2020 1/3 as of 04/10/2022 1/3 as of 04/10/2024
Founders’ warrants 2020-1	1/3 as of 12/22/2020 1/3 as of 12/22/2022 1/3 as of 12/22/2024
Founders’ warrants 2020-2	1/3 as of 12/22/2020 1/3 as of 12/22/2022 1/3 as of 12/22/2024

Free share warrants
Warrant Disclosure [Line Items]
Characteristics and assumptions for warrants issued pursuant to equity compensation plans

		Characteristics			Assumptions
IFRS 2 Initial
		Number					valuation (Black-
		of					Scholes) in
		warrants	Maturity	Exercise		Risk-free	thousands of
Type	Grant date	granted	date	price	Volatility	rate	euros
Free shares 2020	12/22/2020	2,500,911	N/A	N/A	N/A	N/A	2,311

Characteristics and assumptions for warrants issued pursuant to equity compensation plans

Free shares

		Characteristics			Assumptions
IFRS 2 Initial
		Number					valuation (Black-
		of					Scholes) in
		warrants	Maturity	Exercise		Risk-free	thousands of
Type	Grant date	granted	date	price	Volatility	rate	euros
Free shares 2020	12/22/2020	2,500,911	N/A	N/A	N/A	N/A	2,311

Activity for warrants issued pursuant to equity compensation plans

		Number of outstanding free shares
							Number of
							shares which
						As of	can be
Type	Grant date	As of 1/1/2020	Granted	Exercised	Lapsed	12/31/2020	subscribed
Free shares 2020	12/22/2020	—	2,500,911	—	—	2,500,911	2,500,911
Total		—	2,500,911	—	—	2,500,911	2,500,911

Vesting period for warrants
Type	Vesting period
Free shares 2020	Vesting period of 2 years followed by a holding period of 2 years

Share-based compensation expense

Stock based compensation expense recognized for the years ended December 31, 2019 and 2020.

(amounts in thousands of euros)

	DECEMBER 31, 2019				DECEMBER 31, 2020
		Cumulative				Cumulative		Cumulative
	Probable	expenses -	Expense	Cumulative	Probable	expenses -	Expense	expense
	cost of the	beginning	for the	expense to	cost of the	beginning of	for the	to
Type	plan	of period	period	date	plan	period	period	date
Warrants 2017	153	153	—	153	153	153	—	153
Founders’ warrants 2017-1	347	307	41	347	347	347	—	347
Founders’ warrants 2017-2	369	347	22	369	369	369	—	369
Founders’ warrants 2019-1	—	—	—	—	674	—	447	447
Founders’ warrants 2019-2	—	—	—	—	356	—	52	52
Founders’ warrants 2020-1	—	—	—	—	508	—	257	257
Founders’ warrants 2020-2	—	—	—	—	284	—	1	1
Free shares 2020	—	—	—	—	2,311	—	28	28
Total			63				785